Revenues, Net (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters).

The following table presents the Company’s revenue disaggregated by revenue source for the six-month periods ended June 30, 2019 and 2020:

	June 30, 2019	June 30, 2020
Revenues derived from spot charters, net	$4,397	$4,458
Revenues derived from time charters, net	8,783	7,666
Revenues, net	$13,180	$12,124

Schedule of Net Trade Accounts Receivable Disaggregated by Revenue Source

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2020 and December 31, 2019:

	December 31, 2019	June 30, 2020
Accounts receivable trade from spot charters	$743	$345
Accounts receivable trade from time charters	500	118
Total	$1,243	$463